                                                                                                     -------------------------------
                                                                                                              OMB APPROVAL
                                                                                                     -------------------------------
                                                                                                     OMB Number:    3235-0006
                                                                                                     Expires:    February 28, 1997
                                                 UNITED STATES                                       Estimated average burden
                                        SECURITIES AND EXCHANGE COMMISSION                           hours per response . . . 24.60
                                                                                                     -------------------------------
                                             WASHINGTON, D.C. 20549
                                                                                                        ---------------------------
                                                                                                               SEC USE ONLY
                                                                                                        ---------------------------
                                                     FORM 13F

                                                                                                        ---------------------------

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
AND RULES THEREUNDER

                          Report for the Calendar Year or Quarter Ended  31 MARCH                                  19  99
                                                                         --------------------------------------        -------------

------------------------------------------------------------------------------------------------------------------------------------
                                 (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)
------------------------------------------------------------------------------------------------------------------------------------

If amended report check here: / /


------------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
(1)

MARTIN CURRIE INVESTMENT MANAGEMENT LTD
---------------------------------------------------------------- -------------------------------- ----------------- ----------------
Business Address                  (Street)                       (City)                           (State)           (Zip)       (2)

SALTIRE COURT, 20 CASTLE TERRACE, EDINBURGH, SCOTLAND, EH1 2ES
------------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.
Julian Livingston, Group Legal Director
011 44 131 479 4643
                                                            ATTENTION
------------------------------------------------------------------------------------------------------------------------------------
                      INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                             SEE 18 U.S.C. 1001 AND 15 U.S.C 78ff(a).
------------------------------------------------------------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused
this report to be signed on its behalf in the City of   EDINBURGH                    and State of     LOTHIAN, SCOTLAND
                                                       ----------------------------                  -------------------------------
on the  4                  day of     MAY                 19   99
       ------------------            -------------------      -------

                                                                    MARTIN CURRIE INVESTMENT MANAGEMENT LTD
                                                                    ----------------------------------------------------------------
                                                                              (Name of Institutional Investment Manager)

                                                                                           JULIAN LIVINGSTON
                                                                    ----------------------------------------------------------------
                                                                              (Manual Signature of Person Duly Authorized
                                                                                        to Submit This Report)

Name and 13F numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

Name:                                             13F File No.:(3) Name:                                           13F File No.:(3)
------------------------------------------------- ---------------- ----------------------------------------------- ----------------
1.                                                                 6.
------------------------------------------------- ---------------- ----------------------------------------------- ----------------
2.                                                                 7.
------------------------------------------------- ---------------- ----------------------------------------------- ----------------
3.                                                                 8.
------------------------------------------------- ---------------- ----------------------------------------------- ----------------
4.                                                                 9.
------------------------------------------------- ---------------- ----------------------------------------------- ----------------
5.                                                                 10.
------------------------------------------------- ---------------- ----------------------------------------------- ----------------

                                                                                                                   SEC 1685 (5/91)

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Page 1 OF 5

                                                   Name of Reporting Manager       Martin Currie Investment Management Ltd
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1: NAME OF ISSUER                 ITEM 2: TITLE OF CLASS       ITEM 3: CUSIP NUMBER    Item 4: Fair          Item 5: Shares of
                                                                                            Market Value          Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
Global TeleSystems Grp Inc             Ordinary Shares US$0.10          37936U1043            1,258,594               22,500
-----------------------------------------------------------------------------------------------------------------------------------
Allied Signal Inc                      Common Stock $1.00 pv            195121027             8,370,237              170,170
-----------------------------------------------------------------------------------------------------------------------------------
Molex Inc                              Common Stock $0.05pv             6085541018            7,243,875              246,600
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp                               Common Stock $1.00pv             12490K1079           11,562,100              283,298
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corporation                      Common Stock US$0.001            4581401001           13,205,586              111,088
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                         Common Stock US$0.000025         5949181045           17,847,385              199,134
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                 Common Stock $1.00pv             8825081040            9,336,646               94,072
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                            Capital Stock US$0.017           7134481081           10,774,956              274,959
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corporation                   Common Stock $1 1/3pv            8031111037            6,442,425              260,300
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Company           Common Stock $0.10pv             1101221083            9,166,669              142,950
-----------------------------------------------------------------------------------------------------------------------------------
Clini-Therm Corporation                Common Stock $3.00 pv            1872581087                    0              120,000
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Company              Common Stock $1.00pv             1941621039            7,939,600               86,300
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                      Common Stock $1.00pv             4781601046           13,095,891              140,063
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Holding Co.                Common Stock $0.025              2546871060            9,033,876              290,245
-----------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                       Common Stock $0.3125             9314221097            9,746,250              345,000
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                    Common Stock US$0.10             9311421039           10,076,094              109,300
-----------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corporation            Common Stock U$1.00              8066051017            6,961,500              126,000
-----------------------------------------------------------------------------------------------------------------------------------
Int'l Business Machines Corp           Common Shares US$0.50            4592001014           11,911,023               67,199
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                         Common Stock npv                 5893311077           13,553,384              169,153
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                               177,526,088
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE PAGE TOTAL                                                                        177,526,088
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            --------------------
              Name of Reporting Manager       Martin Currie Investment Management Ltd                          (SEC USE ONLY)
                                                                                                            --------------------
--------------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer                      Item 6: Investment Discretion     Item 7:     Item 8: Voting Authority (Shares)
                                              --------------------------------------            --------------------------------
                                              --------------------------------------            --------------------------------
                                              (a) Sole    (B) Shared - (c) Shared-   Managers     (a) Sole   (b) Shared (c) None
                                                          Defined as   Other         See Instr.
                                                          Instr. V                   V
                                              ----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Global TeleSystems Grp Inc                         X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allied Signal Inc                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Molex Inc                                          X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
CBS Corp                                           X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Intel Corporation                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                                     X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                             X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                                        X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corporation                               X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Company                       X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Clini-Therm Corporation                            X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Company                          X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Walt Disney Holding Co.                            X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                                X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corporation                        X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Int'l Business Machines Corp                       X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                                     X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 SEC 1686 (5/91)

Page 2 OF 5

                                                   Name of Reporting Manager       Martin Currie Investment Management Ltd
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1: NAME OF ISSUER                 ITEM 2: TITLE OF CLASS       ITEM 3: CUSIP NUMBER    Item 4: Fair          Item 5: Shares of
                                                                                            Market Value          Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corporation              Common Stock US$2.50             9078181081             8,034,328              150,350
-----------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                            Common Stock $2.50pv             2944291051             6,610,313              192,300
-----------------------------------------------------------------------------------------------------------------------------------
Freeport McMoRan Copper                A Common Stock $0.10pv           35671D1054             3,991,299              389,395
-----------------------------------------------------------------------------------------------------------------------------------
HS Resources Inc                       Common Stock US$1.00             4042971030             1,802,500              206,000
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Limited                   Common Stock US$0.01             8068571086             3,824,916               63,550
-----------------------------------------------------------------------------------------------------------------------------------
American International                 Common Stock $2.50pv             268741073             15,041,214              124,694
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Companies Inc         Common Stock $1.00pv             5717481023            11,678,040              157,280
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                             Common Stock NPV                 3135861090            11,923,950              172,187
-----------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Company         Common Stock npv                 394831020              1,971,195              134,209
-----------------------------------------------------------------------------------------------------------------------------------
Southern Co                            Common Stock $5.00pv             8425871071             9,810,343              420,819
-----------------------------------------------------------------------------------------------------------------------------------
Ameritech Corporation                  Common Stock US$1.00             309541011              9,198,564              159,628
-----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp                     Common Shares $0.10pv            778531097              6,670,272              129,050
-----------------------------------------------------------------------------------------------------------------------------------
Bank One Corporation                   Common stock npv                 06423A1034             7,284,769              132,300
-----------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp                       Common Stock US$0.01             06605F1021            12,119,250              171,600
-----------------------------------------------------------------------------------------------------------------------------------
First Union Corp                       Common Stock US$3.333            3373581053             7,310,250              136,800
-----------------------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist Group                Common Stock US$ 0.01            4065451035             1,269,563               36,600
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts Inc                       Common Stock USD0.01             91879Q1094             1,130,300               71,200
-----------------------------------------------------------------------------------------------------------------------------------
Redwood Trust Inc                      Common Stock US$0.01             7580754023               728,000               45,500
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Offshore Inc                Common Stock US$0.01             8938171068             3,443,094              119,500
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                                301,368,245
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE PAGE TOTAL                                                                         123,842,157
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            --------------------
              Name of Reporting Manager       Martin Currie Investment Management Ltd                          (SEC USE ONLY)
                                                                                                            --------------------
--------------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer                      Item 6: Investment Discretion     Item 7:     Item 8: Voting Authority (Shares)
                                              --------------------------------------            --------------------------------
                                              --------------------------------------            --------------------------------
                                              (a) Sole    (B) Shared - (c) Shared-   Managers     (a) Sole   (b) Shared (c) None
                                                          Defined as   Other         See Instr.
                                                          Instr. V                   V
                                              ----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corporation                          X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                                        X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Freeport McMoRan Copper                            X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
HS Resources Inc                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger Limited                               X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American International                             X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Companies Inc                     X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                         X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Company                     X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Southern Co                                        X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ameritech Corporation                              X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp                                 X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Bank One Corporation                               X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First Union Corp                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist Group                            X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Vail Resorts Inc                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Redwood Trust Inc                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Transocean Offshore Inc                            X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 SEC 1686 (5/91)

Page 3 OF 5

                                                   Name of Reporting Manager       Martin Currie Investment Management Ltd
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1: NAME OF ISSUER                 ITEM 2: TITLE OF CLASS       ITEM 3: CUSIP NUMBER    Item 4: Fair          Item 5: Shares of
                                                                                            Market Value          Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                          Common Stock U$0.01              3025711041              4,970,888               93,350
-----------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Ltd                   Common Shares npv                6658151064              1,503,425               24,200
-----------------------------------------------------------------------------------------------------------------------------------
Onhealth Network Company               Common Stock $0.01pv             68272W1071                749,375               55,000
-----------------------------------------------------------------------------------------------------------------------------------
Armor Holdings                         Common Shares US$0.03            422601098                 684,375               50,000
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc                  Common Stock US$0.3333pv         7181541076              9,921,432              281,959
-----------------------------------------------------------------------------------------------------------------------------------
PMR Corporation                        Common Stock US$0.01             6934511063                300,625               65,000
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp           Common Stock $0.01               2856611049             11,622,096              238,708
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co                    Common Stock $0.16pv             3696041033             13,337,393              120,564
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA                      Spon GDR                         40049J2069              1,195,388               38,100
-----------------------------------------------------------------------------------------------------------------------------------
YPF Soc Anonima                        Spon ADR                         9842451000                624,938               19,800
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Limited                         Ordinary Shares ILS 0.12         8717626                   112,500               45,000
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico                    ADR                              8794037809              3,692,700               55,950
-----------------------------------------------------------------------------------------------------------------------------------
Telebras                               Reg S ADR                        8792871001                  1,842               11,790
-----------------------------------------------------------------------------------------------------------------------------------
Blue Square Israel Ltd                 ADR                              96055108                  765,000               60,000
-----------------------------------------------------------------------------------------------------------------------------------
Sociedad Quimica Minera                ADR                              833635105                 156,800                4,900
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Argentina                      Spon ADR                         879273209                 159,138                5,800
-----------------------------------------------------------------------------------------------------------------------------------
Banco de Galicia                       Spon ADR                         059538207                 187,931               11,700
-----------------------------------------------------------------------------------------------------------------------------------
Vina Concha Y Tora SA                  ADR                              972191106                 102,813                3,500
-----------------------------------------------------------------------------------------------------------------------------------
MacMillan Bloedel Ltd                  Common Stock npv                 554783209               2,838,040              254,077
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                                 354,294,941
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE PAGE TOTAL                                                                           52,926,697
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            --------------------
              Name of Reporting Manager       Martin Currie Investment Management Ltd                          (SEC USE ONLY)
                                                                                                            --------------------
--------------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer                      Item 6: Investment Discretion     Item 7:     Item 8: Voting Authority (Shares)
                                              --------------------------------------            --------------------------------
                                              --------------------------------------            --------------------------------
                                              (a) Sole    (B) Shared - (c) Shared-   Managers     (a) Sole   (b) Shared (c) None
                                                          Defined as   Other         See Instr.
                                                                                     V
                                              ----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                                      X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Ltd                               X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Onhealth Network Company                           X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Armor Holdings                                     X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc                              X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PMR Corporation                                    X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp                       X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co                                X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
YPF Soc Anonima                                    X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Scitex Limited                                     X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico                                X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Telebras                                           X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Blue Square Israel Ltd                             X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Sociedad Quimica Minera                            X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Telecom Argentina                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Banco de Galicia                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Vina Concha Y Tora SA                              X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MacMillan Bloedel Ltd                              X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 SEC 1686 (5/91)

Page 4 OF 5

                                                   Name of Reporting Manager       Martin Currie Investment Management Ltd
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1: NAME OF ISSUER                 ITEM 2: TITLE OF CLASS       ITEM 3: CUSIP NUMBER    Item 4: Fair          Item 5: Shares of
                                                                                            Market Value          Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
PEC Israel Economic Corp               Ordinary shares                  705098101               1,699,050               56,400
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical                    ADR                              881624209                 901,313               19,000
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica Del Peru                    ADR                              879384105                 277,950               21,800
-----------------------------------------------------------------------------------------------------------------------------------
Elbit Systems Ltd                      Ordinary shares                  3760D101                  264,000               75,000
-----------------------------------------------------------------------------------------------------------------------------------
Sapiens International Corp             Ordinary shares                  7716A102                  678,438               65,000
-----------------------------------------------------------------------------------------------------------------------------------
Nice Systems                           ADR                              653656108                 808,300               27,400
-----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                           Common Stock $3.00pv             620076109               5,918,600               80,800
-----------------------------------------------------------------------------------------------------------------------------------
Warner-Lambert Co                      Common Stock $1.00pv             934488107               4,644,125               70,100
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                          Common Stock $1.001              17275R102               7,291,384               66,550
-----------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation                      Common Stock US$1.00             607059102              13,207,304              150,083
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corporation                       Common Stock $1.00               001957109               4,261,668               53,396
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn Inc                 Ordinary shares U$0.01           716941109               9,222,144              147,850
-----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                        Common Stock USDO.01             204493100               4,705,594              148,500
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies                    Common Stock(pound)0.01          549463107               1,328,400               12,300
-----------------------------------------------------------------------------------------------------------------------------------
BCE Inc                                Common Shares npv                05534B109               5,719,213              127,661
-----------------------------------------------------------------------------------------------------------------------------------
McKesson HBOC Inc                      Common Stock US$0.01             58155Q103               1,291,158               19,563
-----------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc                       Common Stock USDO.01             55268B106               5,681,284               64,150
-----------------------------------------------------------------------------------------------------------------------------------
Compania Cervercerias Unidas           ADS (cnv into 5 com shs)         204429104                 157,050                7,200
-----------------------------------------------------------------------------------------------------------------------------------
Banco A. Edwards                       ADR                              59504100                   43,225                3,800
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                                 422,395,141
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE PAGE TOTAL                                                                           68,100,199
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            --------------------
              Name of Reporting Manager       Martin Currie Investment Management Ltd                          (SEC USE ONLY)
                                                                                                            --------------------
--------------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer                      Item 6: Investment Discretion     Item 7:     Item 8: Voting Authority (Shares)
                                              --------------------------------------            --------------------------------
                                              --------------------------------------            --------------------------------
                                              (a) Sole    (B) Shared - (c) Shared-   Managers     (a) Sole   (b) Shared (c) None
                                                          Defined as   Other         See Instr.
                                                                                     V
                                              ----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PEC Israel Economic Corp                           X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical                                X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Telefonica Del Peru                                X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Elbit Systems Ltd                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Sapiens International Corp                         X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Nice Systems                                       X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                                       X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Warner-Lambert Co                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                                      X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corporation                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn Inc                             X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                                    X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies                                X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
BCE Inc                                            X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
McKesson HBOC Inc                                  X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Compania Cervercerias Unidas                       X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Banco A. Edwards                                   X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 SEC 1686 (5/91)

Page 5 OF 5

                                                   Name of Reporting Manager       Martin Currie Investment Management Ltd

-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1: NAME OF ISSUER                 ITEM 2: TITLE OF CLASS       ITEM 3: CUSIP NUMBER    Item 4: Fair          Item 5: Shares of
                                                                                            Market Value          Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
Desc                                   ADS (rep 20 Series C shs)        250309101               910,044               34,100
-----------------------------------------------------------------------------------------------------------------------------------
Orbotech                               Common Stock $0.14pv             75253100              1,277,340              104,700
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                               424,582,524
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE PAGE TOTAL                                                                          2,187,384
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            --------------------
              Name of Reporting Manager       Martin Currie Investment Management Ltd                          (SEC USE ONLY)
                                                                                                            --------------------
--------------------------------------------------------------------------------------------------------------------------------
      Item 1: Name of Issuer                      Item 6: Investment Discretion     Item 7:     Item 8: Voting Authority (Shares)
                                              --------------------------------------            --------------------------------
                                              --------------------------------------            --------------------------------
                                              (a) Sole    (B) Shared - (c) Shared-   Managers     (a) Sole   (b) Shared (c) None
                                                          Defined as   Other         See Instr.
                                                                                     V
                                              ----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Desc                                               X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Orbotech                                           X                                                 X
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 SEC 1686 (5/91)